Note 9 - Equity Method Investments - Summarized Financial Information on Equity Method Investments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Non-current assets	$ 531,448	$ 552,110
Current assets	49,787	40,230
Total assets	581,235	592,340
Current liabilities	94,879	23,339
Voyage revenue	85,954	148,614
Net income	$ 28,040	$ 29,628